Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012 Putative	Jan. 01, 2012	Jan. 02, 2011
Commitments And Contingencies Textual [Abstract]
Expiration dates				2018	2018
Rent expense	$ 0.6	$ 0.6	$ 1.8	$ 2.0	$ 2.6	$ 2.4	$ 2.9
Leases original terms			1 year		1 year
Future minimum lease payments due in 2013	2.5		2.5		2.6
Future minimum lease payments due in 2014	2.1		2.1		2.3
Future minimum lease payments due in 2015	1.6		1.6		2.0
Future minimum lease payments due in 2016					1.6
Future minimum lease payments due in 2017 and thereafter	1.8		1.8		1.7
Inventory purchase obligations with eSilicon	2.7		2.7		2.7
Putative class action					3
Loss contingency lawsuit filing amended complaint date					Apr. 24, 2007
Future minimum lease payments due in 2013	$ 0.7		$ 0.7